Dividends	12 Months Ended
Dec. 31, 2021
Dividends
Dividends

12.Dividends

	2021	2020	2019
	€	€	€
Dividend paid	18,730,378	40,616,470	25,860,340
	18,730,378	40,616,470	25,860,340

On February 11, 2021 Novigroup Ltd at its Annual General Meeting declared the payment of an interim dividend of €18,730,378 (December 31, 2020: €40,616,470, December 31, 2019: €25,860,340) to Sendross Ltd which is not part of the Combined Financial Statements as described in note 1. The dividend was offset against the receivable from Sendross Ltd.

As a result, the dividend was not eliminated as part of the intragroup eliminations and in accordance with IFRS 10 (Consolidated Financial Statements) and was recorded in other reserves.